RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Amounts payable, related party transactions	$ 45,262	$ 36,000
Directors' fees [Member]
Statement [Line Items]
Amounts payable, related party transactions	16,500	36,000
Reimbursement of expenses to a director [Member]
Statement [Line Items]
Amounts payable, related party transactions	$ 28,762	$ 0